Property and Equipment (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 4. PROPERTY AND EQUIPMENT
The following table sets forth the Company's property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	March 31, 2025	December 31, 2024
Buildings and improvements	5-40	$50,513	$50,520
Equipment and computer related	2-10	671	701
Land	—	2,331	2,331
Property and equipment		53,515	53,552
Less: accumulated depreciation		(20,387)	(20,063)
Property and equipment, net		$33,128	$33,489

F-49

TABLE OF CONTENTS

The following table summarizes total depreciation and amortization expense three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
(Amounts in 000’s)	2025	2024
Depreciation	$310	$403
Amortization	92	108
Total depreciation and amortization expense	$402	$511

NOTE 4. PROPERTY AND EQUIPMENT
The following table sets forth the Company’s property and equipment:

(Amounts in 000's)	Lives (Years)	December 31, 2024	December 31, 2023
Buildings and improvements	5 - 40	$50,520	$50,291
Equipment and computer related	2 - 10	701	748
Land(1)	—	2,331	2,331
		53,552	53,370
Less: accumulated depreciation and amortization		(20,063)	(18,626)
Property and equipment, net		$33,489	$34,744

During the years ended December 31, 2024 and December 31, 2023 , the Company recorded no impairments in property and equipment.
The following table summarizes total depreciation and amortization for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
Amounts in (000's)	2024	2023
Depreciation	$1,630	$1,817
Amortization	432	438
Total depreciation and amortization	$2,062	$2,255